Summary of Significant Accounting Policies (Details 1) - USD ($)	3 Months Ended								12 Months Ended
	Dec. 31, 2022	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Net Earnings Available to Common Shareholders
Net earnings									$ 16,123,000	$ 15,133,000	$ 11,357,000
Effect of dilutive securities: Restricted stock units									0	0	0
Diluted earnings per common share									$ 16,123,000	$ 15,133,000	$ 11,357,000
Common Shares
Basic earnings per common share (in shares)									5,480,123	5,576,099	5,657,025
Effect of dilutive securities: Restricted stock units (in shares)									15,467	13,935	14,203
Shares held in deferred comp plan									165,599	158,831	150,394
Diluted earnings per common share (in shares)									5,661,189	5,748,865	5,821,622
Per Share Amount
Basic earnings per common share (in dollars per share)	$ 0.76	$ 0.96	$ 0.59	$ 0.63	$ 0.55	$ 0.61	$ 0.82	$ 0.73	$ 2.94	$ 2.71	$ 2.01
Diluted earnings per common share (in dollars per share)	$ 0.74	$ 0.93	$ 0.57	$ 0.61	$ 0.53	$ 0.59	$ 0.80	$ 0.71	$ 2.85	$ 2.63	$ 1.95